Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

February 15, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Global Asset Management Trust

(filing relates to Legg Mason BW Diversified Large Cap Value Fund, Legg Mason BW Dynamic Large Cap Value Fund and QS Strategic Real Return Fund)

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to Rule 497 under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the amended Prospectuses, dated February 1, 2017 and filed on February 6, 2017, for Legg Mason BW Diversified Large Cap Value Fund, Legg Mason BW Dynamic Large Cap Value Fund and QS Strategic Real Return Fund (the “Funds”).

The purpose of the filing is to submit the 497(c) filing dated February 6, 2017 in XBRL format for the Funds.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger